Commitments and Contingencies (Details) - USD ($)	9 Months Ended
	Dec. 31, 2021	Aug. 12, 2021
Commitments and Contingencies (Details) [Line Items]
Founder shares percentage	50.00%
Common stock equals or exceeds per shares (in Dollars per share)	$ 12.5
Business combination remaining percentage	50.00%
Underwriters sales (in Dollars)	$ 100
Option to purchase share	300,000
Option to purchase (in Dollars per share)	$ 11.5
Expired term	5 years
Option units	300,000
Common stock shares	300,000
Warrants purchased	300,000
Registration rights description	Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement.
Cash payment (in Dollars)	$ 100	$ 100
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Exercised shares	344,035